May 01, 2018

ASG GLOBAL ALTERNATIVES FUND

Supplement dated October 31, 2018 to the Prospectus of the ASG Global Alternatives Fund (the “Fund”), dated May 1, 2018, as may be revised and supplemented from time to time:

Effective October 31, 2018, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.17%	0.17%	0.11%	0.17%[1]	0.17%
Acquired fund fees and expenses[2]	0.02%	0.02%	0.02%	0.02%	0.02%

Total annual fund operating expenses	1.59%	2.34%	1.28%	1.59%	1.34%
Fee waiver and/or expense reimbursement[3]	0.01%	0.01%	0.00%	0.01%	0.01%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.58%	2.33%	1.28%	1.58%	1.33%

[1]	Other expenses are estimated for the current fiscal year.
[2]
The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]
AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.54%, 2.29%, 1.24%, 1.54% and 1.29% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for Class A, Class C, Class T and Class Y are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$726	$1,047	$1,389	$2,354
Class C	$336	$729	$1,249	$2,675
Class N	$130	$406	$702	$1,545
Class T	$407	$738	$1,093	$2,091
Class Y	$135	$423	$733	$1,611

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$236	$729	$1,249	$2,675